Other income and (expenses)	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
Other income and (expenses)
21.	Other income and (expenses)

(a)	This caption is comprised of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Other income
Maintenance, installation and sale of POS equipment	28,743	22,000	—
Gain from sale of written-off-loans (c)	18,770	19,177	11,848
Gain on sale of property, furniture and equipment, Note 8(d)	15,300	11,780	—
Other technical income from insurance operations	10,163	6,489	8,115
Services rendered to third parties	7,512	7,611	6,836
Income from ATM rentals	5,365	6,459	4,944
Gain from refunds and penalties	—	18,783	—
Income from investments in associates (b)	—	18,692	33,378
Fair value adjustment of the participation held by Interbank in Izipay, Note 1(d)	—	222,513	—
Others	70,847	66,677	24,377

Total other income	156,700	400,181	89,498

Other expenses
Commissions from insurance activities	(42,400)	(90,168)	(37,920)
Administrative and tax penalties	(20,198)	(7,317)	(2,672)
Provision for accounts receivable	(13,847)	(5,684)	(1,123)
Cost of sale of POS equipment	(12,819)	(27,366)	—
Sundry technical insurance expenses	(10,066)	(11,048)	(65,757)
Expenses related to rental income	(5,814)	(7,521)	(4,026)
Donations	(4,529)	(4,712)	(4,991)
Provision for sundry risk	(4,138)	(12,661)	(14,872)
Write-off of intangibles, Note 9(a)	(3,455)	(6,266)	(10,371)
Others (*)	(67,726)	(67,901)	(68,460)

Total other expenses	(184,992)	(240,644)	(210,192)

(*)
During the years 2023 and 2022, corresponds mainly to expenses for operational write-offs and technological failures, among other minor expenses. During 2021, corresponds mainly to non-recurring expenses derived from the Covid-19 pandemic (implementation of safety protocols and remote working, among others).

(b)	As of December 31, 2022, includes S/5,033,000 corresponding to the participation that Interbank held in Izipay until the date of its acquisition, see Note 1(d).

(c)
During the years 2023, 2022 and 2021, Interbank sold written-off loan portfolios, in cash and to non-related third parties. The nominal value of the credits sold amounted to S/1,300,296,000, S/973,966,000 and S/501,540,000, respectively.